PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Banks – 5.5%
110,620	Bank of N.T. Butterfield & Son Ltd. (The)	$4,227,897
149,855	PacWest Bancorp	5,716,968
159,455	TCF Financial Corp.	7,408,279

		17,353,144

	Beverages – 1.4%
20,035	Constellation Brands, Inc., Class A	4,567,980

	Building Products – 0.8%
20,665	Allegion PLC	2,595,937

	Capital Markets – 6.1%
56,145	Ares Management Corp., Class A	3,145,804
249,620	Brightsphere Investment Group, Inc.	5,087,256
21,705	Nasdaq, Inc.	3,200,619
63,450	Raymond James Financial, Inc.	7,776,432

		19,210,111

	Chemicals – 5.6%
182,205	Axalta Coating Systems Ltd.(a)	5,389,624
60,610	FMC Corp.	6,704,072
52,385	LyondellBasell Industries NV, Class A	5,450,659

		17,544,355

	Commercial Services & Supplies – 1.1%
60,105	IAA, Inc.(a)	3,314,190

	Communications Equipment – 2.8%
46,125	Motorola Solutions, Inc.	8,673,806

	Construction & Engineering – 2.0%
230,005	WillScot Mobile Mini Holdings Corp.(a)	6,382,639

	Consumer Finance – 1.5%
117,715	Synchrony Financial	4,786,292

	Containers & Packaging – 3.2%
21,705	Avery Dennison Corp.	3,986,123
61,360	Crown Holdings, Inc.	5,954,375

		9,940,498

	Diversified Consumer Services – 2.6%
55,100	Grand Canyon Education, Inc.(a)	5,901,210
161,545	Laureate Education, Inc., Class A(a)	2,195,397

		8,096,607

	Electric Utilities – 2.1%
44,245	Alliant Energy Corp.	2,396,309
68,250	Evergy, Inc.	4,062,923

		6,459,232

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 7.1%
45,290	AMETEK, Inc.	$5,784,892
39,030	Hubbell, Inc.	7,294,316
330,790	nVent Electric PLC	9,232,349

		22,311,557

	Electronic Equipment, Instruments & Components – 1.5%
9,390	CDW Corp.	1,556,392
22,495	Keysight Technologies, Inc.(a)	3,225,783

		4,782,175

	Food & Staples Retailing – 2.1%
115,420	Performance Food Group Co.(a)	6,649,346

	Health Care Equipment & Supplies – 1.7%
8,820	Cooper Cos., Inc. (The)	3,387,674
25,255	Hologic, Inc.(a)	1,878,467

		5,266,141

	Health Care Providers & Services – 0.7%
33,395	Centene Corp.(a)	2,134,274

	Hotels, Restaurants & Leisure – 2.4%
195,920	Aramark	7,401,858

	Independent Power & Renewable Electricity Producers – 1.7%
299,505	Vistra Corp.	5,295,248

	Insurance – 5.8%
31,935	Allstate Corp. (The)	3,669,331
20,870	Arthur J. Gallagher & Co.	2,603,950
123,720	Athene Holding Ltd., Class A(a)	6,235,488
44,080	Reinsurance Group of America, Inc.	5,556,284

		18,065,053

	IT Services – 5.8%
85,435	Alliance Data Systems Corp.	9,576,409
17,240	Global Payments, Inc.	3,475,239
56,560	MAXIMUS, Inc.	5,036,103

		18,087,751

	Life Sciences Tools & Services – 3.3%
17,530	Agilent Technologies, Inc.	2,228,764
143,535	Avantor, Inc.(a)	4,152,468
20,742	IQVIA Holdings, Inc.(a)	4,006,110

		10,387,342

	Machinery – 10.5%
102,720	Crane Co.	9,646,435
83,115	Oshkosh Corp.	9,862,426
59,085	Otis Worldwide Corp.	4,044,369
114,260	Timken Co. (The)	9,274,484

		32,827,714

Shares	Description	Value (†)
Common Stocks – continued
	Media – 2.5%
55,935	Nexstar Media Group, Inc., Class A	$7,854,952

	Metals & Mining – 2.5%
542,115	Constellium SE(a)	7,969,090

	Multi-Utilities – 1.0%
24,420	Ameren Corp.	1,986,811
20,035	CMS Energy Corp.	1,226,543

		3,213,354

	Oil, Gas & Consumable Fuels – 4.5%
87,660	Diamondback Energy, Inc.	6,442,133
48,005	Pioneer Natural Resources Co.	7,624,154

		14,066,287

	Professional Services – 2.1%
26,380	CACI International, Inc., Class A(a)	6,506,891
	REITs – Diversified – 0.7%
203,070	New Residential Investment Corp.	2,284,538

	Semiconductors & Semiconductor Equipment – 2.3%
15,605	Analog Devices, Inc.	2,420,023
13,720	CMC Materials, Inc.	2,425,559
22,520	Entegris, Inc.	2,517,736

		7,363,318

	Software – 1.6%
280,010	SolarWinds Corp.(a)	4,883,374

	Specialty Retail – 1.9%
248,370	Leslie’s, Inc.(a)	6,082,581

	Textiles, Apparel & Luxury Goods – 2.3%
174,570	Skechers U.S.A., Inc., Class A(a)	7,281,315

	Total Common Stocks (Identified Cost $241,013,245)	309,638,950

Principal Amount
Short-Term Investments – 0.8%
$2,385,214	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $2,385,214 on 4/01/2021 collateralized by $2,318,100 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $2,432,958 including accrued interest(b) (Identified Cost $2,385,214)	2,385,214

Description	Value (†)
Total Investments – 99.5% (Identified Cost $243,398,459)	$312,024,164
Other assets less liabilities – 0.5%	1,618,540

Net Assets – 100.0%	$313,642,704

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$309,638,950	$—	$—	$309,638,950
Short-Term Investments	—	2,385,214	—	2,385,214

Total	$309,638,950	$2,385,214	$—	$312,024,164

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Machinery	10.5%
Electrical Equipment	7.1
Capital Markets	6.1
IT Services	5.8
Insurance	5.8
Chemicals	5.6
Banks	5.5
Oil, Gas & Consumable Fuels	4.5
Life Sciences Tools & Services	3.3
Containers & Packaging	3.2
Communications Equipment	2.8
Diversified Consumer Services	2.6
Metals & Mining	2.5
Media	2.5
Hotels, Restaurants & Leisure	2.4
Semiconductors & Semiconductor Equipment	2.3
Textiles, Apparel & Luxury Goods	2.3
Food & Staples Retailing	2.1
Professional Services	2.1
Electric Utilities	2.1
Construction & Engineering	2.0
Other Investments, less than 2% each	15.6
Short-Term Investments	0.8

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%